Convertible Notes and Demand Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes And Demand Notes [Abstract]
Scheduled maturities of the Company's outstanding convertible notes
The scheduled maturities of the Company’s outstanding convertible notes as of September 30, 2024 is as follows (in thousands):

Year ending December 31,
2024 (remaining three months)	$15,977
2025	148,551

Less: Current portion	(15,977)

Long-term portion	$148,551

The scheduled maturities of the Company’s outstanding convertible notes as of December 31, 2023 is as follows (in thousands):

Year ending December 31,
2024	$14,641
2025	18,064

Less: Debt discount and loan fees	—
Less: Current portion	(14,641)

Long-term portion	$18,064